DERIVATIVES (Tables) - Galaxy Digital Holdings, LP	3 Months Ended
Mar. 31, 2025
Derivative [Line Items]
Schedule of Company’s Derivatives Portfolio
The breakdown of the Company’s derivatives portfolio, as of December 31, 2024 and December 31, 2023, was as follows (in thousands):
December 31, 2024

(in thousands)	Notional Amounts (1)	Gross Fair Value-Derivative Assets	Gross Fair Value- Derivative Liabilities
Digital assets	$4,685,112	$185,208	$(145,493)
Foreign currencies	19,259	12,064	(10,483)
Equity securities	1,049,846	10,343	(9,683)
Interest rates	5,002	19	(13)
Commodities	10,583	19	(186)
	$5,769,802	$207,653	$(165,858)

Digital assets receivable	3,911	60,720	—
Embedded derivatives — Digital assets borrowed	1,269,013	24,039	(252,635)
Embedded derivatives — Collateral payable	1,219,247	55,848	(161,261)
Embedded derivatives — Notes payable	847,500	—	(136,192)
December 31, 2023

(in thousands)	Notional Amounts (1)	Gross Fair Value-Derivative Assets	Gross Fair Value- Derivative Liabilities
Digital assets	$2,831,616	$122,911	$(120,795)
Foreign currencies	3,397	11,279	(11,027)
Equity securities	54,417	30,541	(23,876)
Interest rates	1,408,406	7,698	(4,639)
Commodities	61,236	780	(305)
	$4,359,072	$173,209	$(160,642)

Digital assets receivable	15,971	20,860	—
Embedded derivatives — Digital assets borrowed	369,280	877	(29,874)
Embedded derivatives — Collateral payable	439,544	4,244	(134,695)
Embedded derivatives — Notes payable	445,000	—	(10,472)
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(1)Notional amounts represent the U.S. Dollar denominated size of the underlying assets for the derivative instruments. They do not accurately reflect the Company's economic exposure as they do not reflect the Company's long and short derivative positions.

Schedule Of Collateral Payable Associated With Derivative Positions
The below table represents the breakdown of assets posted as collateral and collateral payable associated with derivative positions as of December 31, 2024 and 2023:

(in thousands)	December 31, 2024	December 31, 2023
Assets posted as collateral — Digital assets	$—	$15,284
Assets posted as collateral — Cash	—	2,091
Assets posted as collateral associated with derivatives	$—	$17,375

Collateral payable — Digital assets	30,600	9,521
Collateral payable — Cash	30,460	11,367
Collateral payable associated with derivatives	$61,060	$20,888